Defined benefit plans - Summary of defined benefit obligations and plan assets (Details) (Parenthetical) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Surplus (deficit) in plan	₩ 335,277	₩ 116,723
Net defined benefit liability	17,820	38,974
Net defined benefit asset	₩ 353,097	₩ 155,697